UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036

13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Paul Van Dillen
Title:       Chief Financial Officer
Phone:       212 752-5567



Signature, Place and Date of Signing:

/s/ Paul Van Dillen              New York, New York         May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $275,597
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028- 14210               Argonaut Management, L.P.

2.       028- 14211               Argonaut Global Macro Fund, Ltd.


                                           FORM 13F INFORMATION TABLE
                                                 March 31, 2013



COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                             TITLE                    VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE     SHARED  NONE
--------------               ---------     ------     --------  -------- --- ----  -----------     --------  -----    ------  -----
ALTRIA GROUP INC             COM           02209S103      777    22,590  SH        SOLE            NONE       22,590   0      0
AMAZON COM INC               COM           023135106      585     2,195  SH        SOLE            NONE        2,195   0      0
AMERICAN INTL GROUP INC      COM NEW       026874784      511    13,166  SH        SOLE            NONE       13,166   0      0
APPLE INC                    COM           037833100    1,347     3,042  SH        SOLE            NONE        3,042   0      0
BLACKSTONE GROUP L P         COM UNIT LTD  09253U108      784    39,655  SH        SOLE            NONE       39,655   0      0
CBS CORP NEW                 CL B          124857202      467    10,000  SH        SOLE            NONE       10,000   0      0
CANADIAN PAC RY LTD          COM           13645T100      861     6,600  SH        SOLE            NONE        6,600   0      0
CHENIERE ENERGY INC          COM NEW       16411R208      617    22,025  SH        SOLE            NONE       22,025   0      0
DELTA AIR LINES INC DEL      COM NEW       247361702    1,040    63,000  SH        SOLE            NONE       63,000   0      0
FACEBOOK INC                 CL A          30303M102      256    10,000  SH        SOLE            NONE       10,000   0      0
GRACE W R & CO DEL NEW       COM           38388F108      388     5,000  SH        SOLE            NONE        5,000   0      0
HCA HOLDINGS INC             COM           40412C101      828    20,376  SH        SOLE            NONE       20,376   0      0
HOLLYFRONTIER CORP           COM           436106108      694    13,496  SH        SOLE            NONE       13,496   0      0
JPMORGAN CHASE & CO          COM           46625H100      731    15,399  SH        SOLE            NONE       15,399   0      0
LIBERTY GLOBAL INC           COM SER A     530555101      587     8,000  SH        SOLE            NONE        8,000   0      0
LIBERTY MEDIA CORP DELAWARE  CL A          531229102      540     4,834  SH        SOLE            NONE        4,834   0      0
MAGNUM HUNTER RES CORP DEL   COM           55973B102       53    13,206  SH        SOLE            NONE       13,206   0      0
MELCO CROWN ENTMT LTD        ADR           585464100      701    30,000  SH        SOLE            NONE       30,000   0      0
NETFLIX INC                  COM           64110L106    1,136     6,000  SH        SOLE            NONE        6,000   0      0
PHILIP MORRIS INTL INC       COM           718172109    2,162    23,320  SH        SOLE            NONE       23,320   0      0
SPDR S&P 500 ETF TR          TR UNIT       78462F103  109,669   700,000  SH        SHARED-DEFINED  1, 2      700,000   0      0
SPDR S&P 500 ETF TR          TR UNIT       78462F103  148,053   945,000      PUT   SHARED-DEFINED  1, 2      945,000   0      0
TENET HEALTHCARE CORP        COM NEW       88033G407    1,299    27,300  SH        SOLE            NONE       27,300   0      0
UNITED RENTALS INC           COM           911363109      440     8,000  SH        SOLE            NONE        8,000   0      0
VALERO ENERGY CORP NEW       COM           91913Y100      561    12,327  SH        SOLE            NONE       12,327   0      0
VISA INC                     COM CL A      92826C839      510     3,000  SH        SOLE            NONE        3,000   0      0

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